Other information (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Notes And Other Explanatory Information Explanatory [Line Items]
Percentage of voting equity interests acquired	69.60%
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	€ 119
Net Assets Excluded from Consolidation of Entities	2,486
Cash and cash equivalents	10,836	[1]	€ 7,363	[1]	€ 5,674	[1]	€ 5,209
Value of Investments Recognized	3,498
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income	889
Exchange Rate Differences Net	€ 123
Percentage of Stake held by Subsidiary	26.25%
Proceeds from issue of ordinary shares	€ 145
Cash Divested Net	€ 13
Tigz Zrt [Member]
Disclosure Of Notes And Other Explanatory Information Explanatory [Line Items]
Percentage of Stake held by Subsidiary	98.99%
Tigz Dso [Member]
Disclosure Of Notes And Other Explanatory Information Explanatory [Line Items]
Percentage of Stake held by Subsidiary	100.00%
Lasmo sanga sanga [Member]
Disclosure Of Notes And Other Explanatory Information Explanatory [Line Items]
Proceeds from issue of ordinary shares	€ 33
Eni Croatia BV [Member]
Disclosure Of Notes And Other Explanatory Information Explanatory [Line Items]
Percentage of Stake held by Subsidiary	100.00%
Proceeds from issue of ordinary shares	€ 20
Cash Divested Net	€ 15
Eni Trinidad and Tobago Ltd [Member]
Disclosure Of Notes And Other Explanatory Information Explanatory [Line Items]
Percentage of Stake held by Subsidiary	100.00%
Proceeds from issue of ordinary shares	€ 10
Mossi Ghisolfi Group [Member]
Disclosure Of Notes And Other Explanatory Information Explanatory [Line Items]
Consideration transferred, acquisition-date fair value	€ 75
Gas Supply Company [Member]
Disclosure Of Notes And Other Explanatory Information Explanatory [Line Items]
Percentage of voting equity interests acquired	51.00%
Thessalia SA [Member]
Disclosure Of Notes And Other Explanatory Information Explanatory [Line Items]
Consideration transferred, acquisition-date fair value	€ 24
Mestni Plinovodi distribucija plina doo [Member]
Disclosure Of Notes And Other Explanatory Information Explanatory [Line Items]
Consideration transferred, acquisition-date fair value	15
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	€ 1

[1]	Cash and cash equivalents as of December 31, 2018, include €19 million of cash and cash equivalents of consolidated subsidiaries held for sale that were reported in the item Assets held for sale in the balance sheet